FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Financial instruments (Details) $ in Thousands, $ in Thousands	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)
FINANCIAL ASSETS
At fair value through profit or loss	$ 1,075		$ 800
Amortized cost	36,397		59,951
Total	37,472		60,751
FINANCIAL LIABILITIES
At fair value through profit or loss	0		6,727
Amortized cost	65,180		67,234
Total	65,180		73,961
Convertible Notes - Host
FINANCIAL LIABILITIES
Financial liabilities, fair value	66,227	$ 50,073	59,296	$ 43,778
Accounts payables and accrued liabilities
FINANCIAL LIABILITIES
At fair value through profit or loss	0		0
Amortized cost	9,798		15,429
Total	9,798		15,429
Borrowings.
FINANCIAL LIABILITIES
At fair value through profit or loss	0		0
Amortized cost	1,758		1,988
Total	1,758		1,988
Convertible Notes
FINANCIAL LIABILITIES
At fair value through profit or loss	0		6,727
Amortized cost	53,624		49,817
Total	53,624		56,544
Cash and cash equivalents
FINANCIAL ASSETS
At fair value through profit or loss	0		0
Amortized cost	36,332		59,924
Total	36,332		59,924
Other Receivables
FINANCIAL ASSETS
At fair value through profit or loss	0		0
Amortized cost	65		27
Total	65		27
Investment - Listed shares
FINANCIAL ASSETS
At fair value through profit or loss	1,075		800
Total	$ 1,075		$ 800